Cover	Oct. 31, 2023
Document Information Line Items
Entity Registrant Name	ROYALTY MANAGEMENT HOLDING CORPORATION
Entity Central Index Key	0001843656
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Oct. 31, 2023
Entity Ex Transition Period	false
Entity File Number	001-40233
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	855-9926
Class A Common Stock [Member]
Document Information Line Items
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	RMCO
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	RMCOW
Security Exchange Name	NASDAQ